May 4, 2007

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Subject:             Nationwide Variable Account – II
                           Nationwide Life Insurance Company
           SEC File No.  33-60063
           CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Variable Account-II (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we hereby submit the form of the prospectus which has been modified from the form of the prospectus contained in Post Effective Amendment No. 21, to the Registration Statement for the Company and the Variable Account which became effective May 1, 2007, to include non-material clarifying disclosures.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

Keith W. Hinze
Senior Counsel

cc: file